Segment Data	12 Months Ended
Mar. 31, 2013
Segment Data

24. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliated companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other business.

The following tables present certain information regarding Toyota’s industry segments and operations by geographic areas and overseas revenues by destination as of and for the years ended March 31, 2011, 2012 and 2013.

Segment operating results and assets -

As of and for the year ended March 31, 2011:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,322,753	¥1,173,168	¥497,767	¥—	¥18,993,688
Inter-segment sales and transfers	14,567	19,037	474,485	(508,089)	—

Total	17,337,320	1,192,205	972,252	(508,089)	18,993,688
Operating expenses	17,251,347	833,925	937,010	(496,873)	18,525,409

Operating income	¥85,973	¥358,280	¥35,242	¥(11,216)	¥468,279

Assets	¥11,341,558	¥13,365,394	¥1,146,720	¥3,964,494	¥29,818,166
Investment in equity method investees	1,784,539	3,519	3,045	26,885	1,817,988
Depreciation expenses	819,075	330,865	25,633	—	1,175,573
Capital expenditure	691,867	991,330	21,058	(13,064)	1,691,191

As of and for the year ended March 31, 2012:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥16,964,378	¥1,071,737	¥547,538	¥—	¥18,583,653
Inter-segment sales and transfers	30,168	28,587	501,377	(560,132)	—

Total	16,994,546	1,100,324	1,048,915	(560,132)	18,583,653
Operating expenses	16,972,863	793,886	1,006,853	(545,576)	18,228,026

Operating income	¥21,683	¥306,438	¥42,062	¥(14,556)	¥355,627

Assets	¥12,261,814	¥13,172,548	¥1,161,224	¥4,055,379	¥30,650,965
Investment in equity method investees	1,877,720	3,887	4,765	27,757	1,914,129
Depreciation expenses	744,067	298,757	25,006	—	1,067,830
Capital expenditure	796,839	683,161	35,340	16,742	1,532,082

As of and for the year ended March 31, 2013:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥20,378,762	¥1,150,042	¥535,388	¥—	¥22,064,192
Inter-segment sales and transfers	40,338	20,628	531,073	(592,039)	—

Total	20,419,100	1,170,670	1,066,461	(592,039)	22,064,192
Operating expenses	19,474,396	854,850	1,012,845	(598,787)	20,743,304

Operating income	¥944,704	¥315,820	¥53,616	¥6,748	¥1,320,888

Assets	¥13,179,741	¥16,231,473	¥1,310,115	¥4,761,988	¥35,483,317
Investment in equity method investees	2,033,040	4,925	6,968	57,651	2,102,584
Depreciation expenses	745,880	336,528	22,701	—	1,105,109
Capital expenditure	937,695	1,005,326	29,286	1,845	1,974,152

	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$216,680	$12,228	$5,693	$—	$234,601
Inter-segment sales and transfers	429	219	5,646	(6,294)	—

Total	217,109	12,447	11,339	(6,294)	234,601
Operating expenses	207,064	9,089	10,769	(6,366)	220,556

Operating income	$10,045	$3,358	$570	$72	$14,045

Assets	$140,135	$172,583	$13,930	$50,633	$377,281
Investment in equity method investees	21,617	52	74	613	22,356
Depreciation expenses	7,931	3,578	241	—	11,750
Capital expenditure	9,970	10,689	311	20	20,990

Geographic Information -

As of and for the year ended March 31, 2011:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥6,966,929	¥5,327,809	¥1,920,416	¥3,138,112	¥1,640,422	¥—	¥18,993,688
Inter-segment sales and transfers	4,019,317	101,327	61,081	236,422	168,694	(4,586,841)	—

Total	10,986,246	5,429,136	1,981,497	3,374,534	1,809,116	(4,586,841)	18,993,688
Operating expenses	11,348,642	5,089,633	1,968,349	3,061,557	1,648,987	(4,591,759)	18,525,409

Operating income (loss)	¥(362,396)	¥339,503	¥13,148	¥312,977	¥160,129	¥4,918	¥468,279

Assets	¥11,285,864	¥9,910,828	¥1,931,231	¥2,138,499	¥2,044,379	¥2,507,365	¥29,818,166
Long-lived assets	3,123,042	2,276,332	305,627	344,304	259,855	—	6,309,160

As of and for the year ended March 31, 2012:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,293,804	¥4,644,348	¥1,917,408	¥3,116,849	¥1,611,244	¥—	¥18,583,653
Inter-segment sales and transfers	3,873,515	107,538	76,538	217,425	148,931	(4,423,947)	—

Total	11,167,319	4,751,886	1,993,946	3,334,274	1,760,175	(4,423,947)	18,583,653
Operating expenses	11,374,359	4,565,477	1,976,150	3,077,484	1,651,361	(4,416,805)	18,228,026

Operating income (loss)	¥(207,040)	¥186,409	¥17,796	¥256,790	¥108,814	¥(7,142)	¥355,627

Assets	¥12,034,423	¥9,693,232	¥1,960,532	¥2,433,312	¥2,175,493	¥2,353,973	¥30,650,965
Long-lived assets	2,981,985	2,197,197	263,070	412,959	380,169	—	6,235,380

As of and for the year ended March 31, 2013:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,910,456	¥6,167,821	¥2,003,113	¥4,058,629	¥1,924,173	¥—	¥22,064,192
Inter-segment sales and transfers	4,910,562	116,604	80,000	326,847	170,092	(5,604,105)	—

Total	12,821,018	6,284,425	2,083,113	4,385,476	2,094,265	(5,604,105)	22,064,192
Operating expenses	12,244,683	6,062,500	2,056,651	4,009,421	1,960,521	(5,590,472)	20,743,304

Operating income	¥576,335	¥221,925	¥26,462	¥376,055	¥133,744	¥(13,633)	¥1,320,888

Assets	¥12,296,731	¥11,841,471	¥2,199,256	¥3,305,319	¥2,616,164	¥3,224,376	¥35,483,317
Long-lived assets	2,929,346	2,633,067	288,288	590,021	410,517	—	6,851,239

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$84,109	$65,580	$21,299	$43,154	$20,459	$—	$234,601
Inter-segment sales and transfers	52,212	1,240	850	3,475	1,809	(59,586)	—

Total	136,321	66,820	22,149	46,629	22,268	(59,586)	234,601
Operating expenses	130,193	64,460	21,868	42,630	20,846	(59,441)	220,556

Operating income	$6,128	$2,360	$281	$3,999	$1,422	$(145)	$14,045

Assets	$130,747	$125,906	$23,384	$35,144	$27,817	$34,283	$377,281
Long-lived assets	31,147	27,996	3,065	6,274	4,365	—	72,847

“Other” consists of Central and South America, Oceania and Africa.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥4,613,672 million, ¥4,749,259 million and ¥5,599,970 million ($59,542 million), as of March 31, 2011, 2012 and 2013, respectively.

Transfers between industries or geographic segments are made at amounts which Toyota’s management believes approximate arm’s-length transactions. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas Revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
North America	¥5,398,278	¥4,715,804	¥6,790,453	$72,200
Europe	1,793,932	1,817,944	1,901,118	20,214
Asia	3,280,384	3,284,392	3,940,175	41,894
Other	3,196,114	3,103,383	3,929,775	41,784

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statements data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,104,636	¥1,107,409	$11,775
Marketable securities	1,015,626	1,204,447	12,806
Trade accounts and notes receivable, less allowance for doubtful accounts	2,031,472	2,033,831	21,625
Inventories	1,622,154	1,715,634	18,242
Prepaid expenses and other current assets	1,464,124	1,597,514	16,986

Total current assets	7,238,012	7,658,835	81,434

Investments and other assets	6,218,377	7,462,767	79,349
Property, plant and equipment	4,510,716	4,741,357	50,413

Total Non-Financial Services Businesses assets	17,967,105	19,862,959	211,196

Financial Services Businesses
Current assets
Cash and cash equivalents	574,564	610,888	6,495
Marketable securities	165,444	241,216	2,565
Finance receivables, net	4,114,897	5,117,660	54,414
Prepaid expenses and other current assets	685,611	693,036	7,369

Total current assets	5,540,516	6,662,800	70,843

Noncurrent finance receivables, net	5,602,462	6,943,766	73,830
Investments and other assets	304,906	515,025	5,476
Property, plant and equipment	1,724,664	2,109,882	22,434

Total Financial Services Businesses assets	13,172,548	16,231,473	172,583

Eliminations	(488,688)	(611,115)	(6,498)

Total assets	¥30,650,965	¥35,483,317	$377,281

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥715,019	¥576,685	$6,132
Current portion of long-term debt	339,441	185,582	1,973
Accounts payable	2,234,316	2,092,722	22,251
Accrued expenses	1,737,490	2,092,102	22,245
Income taxes payable	123,344	140,935	1,499
Other current liabilities	1,175,801	1,186,870	12,619

Total current liabilities	6,325,411	6,274,896	66,719

Long-term liabilities
Long-term debt	503,070	521,428	5,544
Accrued pension and severance costs	700,211	754,360	8,021
Other long-term liabilities	531,982	969,668	10,310

Total long-term liabilities	1,735,263	2,245,456	23,875

Total Non-Financial Services Businesses liabilities	8,060,674	8,520,352	90,594

Financial Services Businesses
Current liabilities
Short-term borrowings	3,040,373	3,861,699	41,060
Current portion of long-term debt	2,218,526	2,538,249	26,988
Accounts payable	27,095	37,655	400
Accrued expenses	96,247	105,901	1,126
Income taxes payable	10,434	15,331	163
Other current liabilities	536,291	632,025	6,720

Total current liabilities	5,928,966	7,190,860	76,457

Long-term liabilities
Long-term debt	5,555,112	6,876,849	73,119
Accrued pension and severance costs	8,191	11,752	125
Other long-term liabilities	520,252	724,337	7,702

Total long-term liabilities	6,083,555	7,612,938	80,946

Total Financial Services Businesses liabilities	12,012,521	14,803,798	157,403

Eliminations	(488,708)	(613,689)	(6,525)

Total liabilities	19,584,487	22,710,461	241,472

Total Toyota Motor Corporation shareholders’ equity	10,550,261	12,148,035	129,166

Noncontrolling interests	516,217	624,821	6,643

Total shareholders’ equity	11,066,478	12,772,856	135,809

Total liabilities and shareholders’ equity	¥30,650,965	¥35,483,317	$377,281

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Non-Financial Services Businesses
Net revenues	¥17,826,986	¥17,534,872	¥20,943,634	$222,686

Costs and expenses
Cost of revenues	15,986,741	15,796,635	18,034,256	191,752
Selling, general and administrative	1,723,071	1,676,999	1,899,997	20,202

Total costs and expenses	17,709,812	17,473,634	19,934,253	211,954

Operating income	117,174	61,238	1,009,381	10,732

Other income (expense), net	88,840	69,935	79,837	849

Income before income taxes and equity in earnings of affiliated companies	206,014	131,173	1,089,218	11,581

Provision for income taxes	178,795	141,558	436,223	4,638
Equity in earnings of affiliated companies	214,229	196,544	230,078	2,446

Net income	241,448	186,159	883,073	9,389

Less: Net income attributable to noncontrolling interests	(54,055)	(82,181)	(119,359)	(1,269)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	187,393	103,978	763,714	8,120

Financial Services Businesses
Net revenues	1,192,205	1,100,324	1,170,670	12,447

Costs and expenses
Cost of revenues	636,374	615,563	633,306	6,734
Selling, general and administrative	197,551	178,323	221,544	2,355

Total costs and expenses	833,925	793,886	854,850	9,089

Operating income	358,280	306,438	315,820	3,358

Other income (expense), net	1,349	(4,679)	(970)	(10)

Income before income taxes and equity in earnings of affiliated companies	359,629	301,759	314,850	3,348

Provision for income taxes	134,094	120,725	116,033	1,234
Equity in earnings of affiliated companies	787	1,157	1,441	15

Net income	226,322	182,191	200,258	2,129

Less: Net income attributable to noncontrolling interests	(3,251)	(2,566)	(1,961)	(21)

Net income attributable to Toyota Motor Corporation - Financial Services Businesses	223,071	179,625	198,297	2,108

Eliminations	(2,281)	(44)	152	2

Net income attributable to Toyota Motor Corporation	¥408,183	¥283,559	¥962,163	$10,230

Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2011			For the year ended March 31, 2012
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥241,448	¥226,322	¥465,485	¥186,159	¥182,191	¥368,302
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	844,708	330,865	1,175,573	769,073	298,757	1,067,830
Provision for doubtful accounts and credit losses	1,806	2,334	4,140	5,843	3,780	9,623
Pension and severance costs, less payments	(24,867)	1,453	(23,414)	15,410	1,301	16,711
Losses on disposal of fixed assets	36,076	138	36,214	33,448	80	33,528
Unrealized losses on available-for-sale securities, net	7,915	—	7,915	53,831	—	53,831
Deferred income taxes	(17,258)	103,035	85,710	(82,792)	89,199	6,395
Equity in earnings of affiliated companies	(214,229)	(787)	(215,016)	(196,544)	(1,157)	(197,701)
Changes in operating assets and liabilities, and other	591,378	(106,416)	487,402	182,931	(73,020)	93,916

Net cash provided by operating activities	1,466,977	556,944	2,024,009	967,359	501,131	1,452,435

Cash flows from investing activities
Additions to finance receivables	—	(14,323,261)	(8,438,785)	—	(13,455,792)	(8,333,248)
Collection of and proceeds from sales of finance receivables	—	13,887,751	8,003,940	—	13,168,058	8,061,710
Additions to fixed assets excluding equipment leased to others	(621,302)	(8,024)	(629,326)	(713,867)	(9,670)	(723,537)
Additions to equipment leased to others	(78,559)	(983,306)	(1,061,865)	(135,054)	(673,491)	(808,545)
Proceeds from sales of fixed assets excluding equipment leased to others	50,742	600	51,342	36,203	430	36,633
Proceeds from sales of equipment leased to others	17,700	468,995	486,695	20,689	410,624	431,313
Purchases of marketable securities and security investments	(4,063,499)	(358,308)	(4,421,807)	(2,565,772)	(607,862)	(3,173,634)
Proceeds from sales of and maturity of marketable securities and security investments	3,423,618	292,538	3,716,156	2,227,812	629,013	2,856,825
Payment for additional investments in affiliated companies, net of cash acquired	(299)	—	(299)	(147)	—	(147)
Changes in investments and other assets, and other	394,479	18,303	177,605	213,957	(12,206)	209,972

Net cash used in investing activities	(877,120)	(1,004,712)	(2,116,344)	(916,179)	(550,896)	(1,442,658)

Cash flows from financing activities
Proceeds from issuance of long-term debt	15,318	2,934,588	2,931,436	39,803	2,379,152	2,394,807
Payments of long-term debt	(309,862)	(2,306,139)	(2,489,632)	(294,646)	(2,608,135)	(2,867,572)
Increase (decrease) in short-term borrowings	(86,884)	122,619	162,260	238,072	93,002	311,651
Dividends paid	(141,120)	—	(141,120)	(156,785)	—	(156,785)
Purchase of common stock, and other	(28,617)	—	(28,617)	(37,448)	—	(37,448)

Net cash provided by (used in) financing activities	(551,165)	751,068	434,327	(211,004)	(135,981)	(355,347)

Effect of exchange rate changes on cash and cash equivalents	(76,960)	(50,069)	(127,029)	(36,093)	(19,846)	(55,939)

Net increase (decrease) in cash and cash equivalents	(38,268)	253,231	214,963	(195,917)	(205,592)	(401,509)
Cash and cash equivalents at beginning of year	1,338,821	526,925	1,865,746	1,300,553	780,156	2,080,709

Cash and cash equivalents at end of year	¥1,300,553	¥780,156	¥2,080,709	¥1,104,636	¥574,564	¥1,679,200

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2013			For the year ended March 31, 2013
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥883,073	¥200,258	¥1,083,482	$9,389	$2,129	$11,520
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	768,581	336,528	1,105,109	8,172	3,578	11,750
Provision for doubtful accounts and credit losses	1,745	25,622	27,367	19	272	291
Pension and severance costs, less payments	(23,514)	3,085	(20,429)	(250)	33	(217)
Losses on disposal of fixed assets	32,005	216	32,221	341	2	343
Unrealized losses on available-for-sale securities, net	2,104	—	2,104	22	—	22
Deferred income taxes	89,834	70,743	160,008	955	753	1,701
Equity in earnings of affiliated companies	(230,078)	(1,441)	(231,519)	(2,446)	(15)	(2,461)
Changes in operating assets and liabilities, and other	472,514	32,066	292,973	5,024	341	3,115

Net cash provided by operating activities	1,996,264	667,077	2,451,316	21,226	7,093	26,064

Cash flows from investing activities
Additions to finance receivables	—	(16,877,678)	(10,004,928)	—	(179,454)	(106,379)
Collection of and proceeds from sales of finance receivables	—	15,784,681	9,102,856	—	167,832	96,788
Additions to fixed assets excluding equipment leased to others	(839,756)	(14,805)	(854,561)	(8,929)	(157)	(9,086)
Additions to equipment leased to others	(129,070)	(990,521)	(1,119,591)	(1,372)	(10,532)	(11,904)
Proceeds from sales of fixed assets excluding equipment leased to others	38,051	1,140	39,191	405	12	417
Proceeds from sales of equipment leased to others	68,571	464,870	533,441	729	4,943	5,672
Purchases of marketable securities and security investments	(2,980,821)	(431,602)	(3,412,423)	(31,694)	(4,589)	(36,283)
Proceeds from sales of and maturity of marketable securities and security investments	2,285,566	383,525	2,669,091	24,301	4,078	28,379
Payment for additional investments in affiliated companies, net of cash acquired	16,216	—	16,216	172	—	172
Changes in investments and other assets, and other	17,206	(77,848)	3,396	183	(828)	36

Net cash used in investing activities	(1,524,037)	(1,758,238)	(3,027,312)	(16,205)	(18,695)	(32,188)

Cash flows from financing activities
Proceeds from issuance of long-term debt	182,114	3,089,484	3,191,223	1,937	32,849	33,931
Payments of long-term debt	(328,380)	(2,415,566)	(2,682,136)	(3,492)	(25,684)	(28,518)
Increase (decrease) in short-term borrowings	(162,782)	388,416	201,261	(1,731)	4,130	2,139
Dividends paid	(190,008)	—	(190,008)	(2,020)	—	(2,020)
Purchase of common stock, and other	(43,098)	—	(43,098)	(458)	—	(458)

Net cash provided (used in) financing activities	(542,154)	1,062,334	477,242	(5,764)	11,295	5,074

Effect of exchange rate changes on cash and cash equivalents	72,700	65,151	137,851	773	693	1,466

Net increase in cash and cash equivalents	2,773	36,324	39,097	30	386	416
Cash and cash equivalents at beginning of year	1,104,636	574,564	1,679,200	11,745	6,109	17,854

Cash and cash equivalents at end of year	¥1,107,409	¥610,888	¥1,718,297	$11,775	$6,495	$18,270